Investments in Joint Ventures and Associates	6 Months Ended
Jun. 30, 2022
Investments Schedule [Abstract]
Investments in Joint Ventures and Associates
NOTE 12. INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

A.	The investments in joint ventures and associates as of June 30, 2022 and December 31, 2021 were as follows:

	Percentage of investment	June 30, 2022		December 31, 2021
Deer Park Refining Limited Partnership (1)	49.995%	Ps.	—	Ps.	6,703,324
Sierrita Gas Pipeline LLC	35.00%		1,106,464		1,187,170
Frontera Brownsville, LLC.	50.00%		443,427		456,503
Texas Frontera, LLC.	50.00%		186,231		195,814
CH 4 Energía, S. A. de C.V.	50.00%		151,630		174,321
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%		112,544		110,344
Other-net	Various		127,350		130,800

Total			2,127,646		8,958,276
(Impairment) in joint venture Deer Park Refining Limited Partnership (2)			—		(6,703,324)

		Ps.	2,127,646	Ps.	2,254,952

(1)
As of December 31, 2021, PEMEX owned 49.995% interest in DPRLP, accordingly DPRLP was recognized through the equity method in the financial statements of PEMEX. As of June 30, 2022, PEMEX owns 100% interest in DPRLP and has control of the company. Accordingly, DPRLP is consolidated in the financial statements of PEMEX.

(2)	As of December 31, 2021, the investment in Deer Park was totally impaired (see subsection B.).
Profit (loss) sharing in joint ventures and associates:

	June 30,
	2022		2021
Deer Park Refining Limited Partnership	Ps.	—	(3,325,154)
Sierrita Gas Pipeline, LLC.		81,445	66,876
CH4 Energía, S. A. de C.V.		20,809	7,174
Texas Frontera, LLC.		7,256	13,462
Frontera Brownsville, LLC.		7,428	24,115
Ductos el Peninsular, S. A. P. I. de C. V.		26	(2)
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		2,201	(35,177)
Other, net		41,983	40,422

Profit (loss) sharing in joint ventures and associates, net	Ps.	161,148	(3,208,284)

	For the three-month period June 30,
	2022		2021
Deer Park Refining Limited Partnership	Ps.	—	(1,404,901)
Sierrita Gas Pipeline, LLC.		48,643	33,595
CH4 Energía, S. A. de C.V.		4,344	1,542
Texas Frontera, LLC.		4,264	6,847
Frontera Brownsville, LLC.		4,505	9,139
Ductos el Peninsular, S. A. P. I. de C. V.		(1,096)	18
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		19,744	(35,177)
Other, net		16,738	22,744

Profit (loss) sharing in joint ventures and associates, net	Ps.	97,142	(1,366,193)

B.	Additional information about the significant investments in joint ventures and associates is presented below:

•
Deer Park
. On March 31, 1993, PMI NASA acquired 49.995% of the Deer Park
Refinery
. In its capacity as general partner of DPRLP, Shell was responsible for the operation and management of the Deer Park
Refinery
(installed capacity of approximately 340,000 barrels per day of crude oil).

Management decisions were made jointly with respect to investment in or disposal of assets, distribution of dividends, indebtedness and equity operations. In accordance with the investment contract and the operation of the agreement, the participants had the rights to the net assets in the proportion of their participation. This joint venture was recorded under the equity method.
The investment in Deer Park as of December 31, 2021 was Ps. 6,703,324, which represented PMI NASA’s 49.995% interest in Deer Park (see subsection A.).
COVID-19
negatively impacted the energy industry due to mobility restrictions and stoppages in several industries. For the Deer Park Refinery these impacts were observed in the reduction in refining margins due to lower demand in fuels. Therefore, at the beginning of 2021, Deer Park’s partners decided to support the refinery financially, given problems with liquidity toward the end of 2020.
The support from Deer Park’s partners allowed us to continue the operation of the refinery. During 2021, there were three material impacts on the results:

a.	Low refining margins due to lower international demand as a result of the COVID-19 pandemic.

b.
Winter Storm Suspension. In February 2021, industries within the Texas area were affected by heavy snowfall. For the Deer
Park Refinery
, this scenario resulted in a total emergency stoppage and the activities resumed by the last week of March 2021. However, repair activities were required and were completed in November 2021.

c.
As established under the Renewable Fuel Standard Program of the Environmental Protection Agency of the United States of America, we are required to blend renewable products for transportation fuels, which led to an increase in renewable blending cost obligations from a higher price of “
Renewal Identification Numbers”.

Acquisition of the joint venture:
See accounting policy in Note 3(A)(i)(V) of PEMEX’s annual consolidated financial statements as of and for the year ended December 31, 2021.
As a result, indications of impairment were identified, and at the end of 2021, impairment tests were carried out on the amount of the investment recognized in Deer Park, and the result was the recognition of a total impairment in the book value of the investment as of December 31, 2021 of Ps. 6,703,324, which is presented as a separate line item in the Statement of Comprehensive income.
PEMEX determined the fair value of the joint venture under the market approach, with information from an observable transaction between independent parties, duly informed and in a market of free competition. In this observable transaction, the total value of the debt was agreed as the fair value of Deer Park.
On January 20, 2022, PMI SUS acquired the remaining 50.005% of participation and voting interest in Deer Park through a purchase agreement with Shell, thereby becoming owner of Deer Park. Through this operation, PEMEX indirectly acquired control over Deer Park. As a result of the acquisition, this company is now consolidated in PEMEX’s financial statements. Beginning January 20, 2022, DPRLP’s business model changed from a company that obtained revenues from services for processing crude oil to a company that buys and processes crude oil and sells gasolines and distillates.
Deer Park is a limited partnership under the laws of Delaware, with operations in Deer Park, Texas. The purpose of the acquisition is to strengthen and increase the refining capacity under PEMEX’s control. Currently, we are in the process of assessing the overall integration of Deer Park into our refining operations.
Prior to the acquisition, the participation in Deer Park was recognized as a joint venture. As a result, the participation was recognized in PEMEX’s consolidated financial statements using the equity method.
On November 3, 2021, the Board of Directors authorized PEMEX’s capitalization of HHS and HPE up to the amount received from the
Fondo Nacional de Infraestructura
(National Infrastructure Fund, or “FONADIN”) as a
non-recoverable
contribution to enable HHS and HPE, in turn, to capitalize PMI NASA and PMI SUS. These capitalizations were used to meet financial commitments arising out of the acquisition of Shell’s interest in Deer Park. In January 2022, the amount received and recorded from the FONADIN totaled Ps. 23,000,000 (U.S.$1,127,285). In addition, PEMEX entered into a borrowing of Ps. 8,974,406 (U.S.$436,000) due in one year.
In recognition of this transaction, PEMEX is applying the purchase method in accordance with International Financial Reporting Standard (IFRS) 3 “Business Combinations”, accounting for the transaction as a business combination achieved in stages. The acquiree company included in the identifiable assets at the date of acquisition of DPRLP are inputs (mainly Properties, Plant and Equipment and inventories), production processes and workforce. PEMEX has determined that together the acquired inputs and processes significantly contribute to the ability to generate revenue. PEMEX has concluded that the acquired set is a business.
Consideration transferred
PEMEX’s purchase of control of Deer Park, through the 50.005% interest owned by Shell, included the following:

Cash paid to Shell	Ps.	8,597,743	U.S.$	421,396
Payment of debt to third parties		18,289,066		896,391
Payment of DPRLP’s debt to company partners		3,496,054		171,350

Total consideration paid in cash	Ps.	30,382,863	U.S.$	1,489,137
Settlement of pre-existing relationship		6,663,803		326,609

Total consideration paid in cash and settlement of pre-existing relationship	Ps.	37,046,666	U.S.$	1,815,746

The settlement of the
pre-existing
relationship includes the payment of 100% of PMI NASA’s Partners Loan (Ps. 1,227,383 or U.S.$60,157 with cash and Ps. 5,436,420 or U.S.$266,452 with equity) which Deer Park used for operative purposes, and which consisted of a principal of Ps. 6,630,975 (U.S.$325,000) and interest of Ps. 32,828 (U.S.$1,609). With this settlement, the account receivable registered on PMI NASA’s books was derecognized. As the book value of this item was equal to its fair value and there were no cancellation clauses, no effects were recognized in the profit or loss of the period.
Acquisition-related costs
Acquisition-related costs for the 50.005% interest in Deer Park totaled Ps. 145,937 (U.S.$7,091) recognized in the administrative expenses line item in the profit or loss for the applicable period.
Identifiable assets acquired and liabilities assumed.
The following table summarizes the fair value of the identifiable assets acquired.

Cash and cash equivalents	Ps.	1,597,759	U.S.$	78,310
Inventories		6,918,473		339,091
Other current assets		131,661		6,453

Total current Assets		8,647,893		423,854
Property, Plant and Equipment		29,669,961		1,454,196

Total identifiable net assets acquired	Ps.	38,317,854	U.S.$	1,878,050

The Company carried out the valuation of the fair value of the business acquired under the market approach since it has information on an observable transaction between independent parties, is duly informed and is in a free competition market.
At the acquisition date, considering the amount of the value of the net assets and the consideration transferred, a gain at a bargain purchase was determined as follows:

Total consideration transferred	Ps.	37,046,666	U.S.$	1,815,746
Fair value of the identifiable net assets acquired		(38,317,854)		(1,878,050)

Gain on bargain purchase	Ps.	(1,271,188)	U.S.$	(62,304)

There was not any gain or loss in the previously held because the book value and the fair value of these items was zero at the acquisition date. The technique used for the measuring of the fair value of the previous held interest was the adjusted book value method.
The gain on bargain purchase was recognized in other income line item in the profit or loss of the period.
The gain of U.S.$62,304 (Ps. 1,271,188) was due to closing adjustments consisting of Shell’s assumption of DPRLP’s accrued expenses and taxes and the pro rated cash.
This is explained by the improvement in refining margins and forecasts during the last quarter of 2021.
For the
six-month
period ended June 30, 2022, DPRLP contributed Ps. 135,919,085 to PEMEX’s total revenues and Ps. 18,258,157 to PEMEX’s total income for the period.
As of June 30, 2022, PEMEX recognized Ps. (10,383,296) of currency translation effects from the investment in DPRLP into other income, as a result of derecognizing the equity method.
Associates

•
Sierrita Gas Pipeline LLC.
This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.

•
Frontera Brownsville, LLC
. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.

•
Texas Frontera, LLC
. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and together they are entitled to the results in proportion of their respective investment. The company has seven tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.

•
CH4 Energía, S.A. de C.V.
This company was constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, Mexico. This joint venture is recorded under the equity method.

•
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.
This company was constituted on August 12, 1999. Its primary activity is administrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.

•
Ductos el Peninsular S.A.P.I. de C.V.

This company was created on September 22, 2014. Its primary activity is the construction and operation of an integral transportation system and storage of petroleum products in the Peninsula of Yucatán.